FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of detailed information about financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Other investments	$ 10,035	$ 11,200	$ 4,767
Deferred share units	3,375	$ 5,682
Total [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	5,074
Other investments	10,035
Total financial assets	15,109
Deferred share units	3,375
Share appreciation rights	111
Total financial liabilities	3,486
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	689
Other investments	9,774
Total financial assets	10,463
Deferred share units	3,375
Share appreciation rights	0
Total financial liabilities	3,375
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	4,385
Other investments	0
Total financial assets	4,385
Deferred share units	0
Share appreciation rights	111
Total financial liabilities	111
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	0
Other investments	261
Total financial assets	261
Deferred share units	0
Share appreciation rights	0
Total financial liabilities	$ 0